Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of Fair Value of the Options Granted [Abstract]
Schedule of fair value of the options granted
Grant date
Expected volatility	93.64% - 93.92%
Exercise price	2.18-3.97
Share price	1.41 – 3.97
Risk-free interest rate	1.91% - 3.14%
Dividend yield	0
Expected life	2-10

Schedule of share-based expense recognized in the statements of income
	Six months	Six months	For the year
	ended	ended	ended
	June 30,	June 30,	December 31,
	2022	2021	2021

Share-based compensation expense – Research and development	855	2,210	1,969
Share-based compensation expense – General and administrative	1,953	420	1,849
Share-based compensation expense – Finance expenses	-	-	341

	2,808	2,630	4,159